Property, Plant and Equipment	6 Months Ended
Jun. 30, 2024
Property, plant and equipment [abstract]
Property, Plant and Equipment

B.2. PROPERTY, PLANT AND EQUIPMENT
The table below sets forth acquisitions and capitalized interest by operating segment for the first half of 2024:

(€ million)	June 30, 2024	December 31, 2023
Acquisitions	591	1,693
Biopharma	535	1,592
Of which Manufacturing & Supply	366	1,188
Opella	56	101
Of which Manufacturing & Supply	41	90
Of which capitalized interest	22	26

Firm orders for property, plant and equipment stood at €659 million as of June 30, 2024.